Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) - Advances for Vessels Under Construction and Acquisitions - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advances For Vessels Under Construction And Acquisitions [Abstract]
Balance, December 31	$ 88,965,085	$ 70,577,435
Advances for vessels under construction	148,318,231	124,973,343
Capitalized interest	1,822,443	2,113,297	$ 819,296
Capitalized expenses	5,085,534	2,805,342
Vessels delivered	(200,159,411)	(101,459,533)
Vessels cancelled (Note 3)		(10,044,799)
Balance, December 31	$ 44,031,882	$ 88,965,085	$ 70,577,435